Capital	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Capital	Capital
(1)Details of common shares as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In Korean won and number of shares)
Number of authorized shares	40,000,000		40,000,000
Value per share	₩	500	₩	500
Number of shares issued	6,948,900		6,948,900
Common shares	₩	3,474,450,000	₩	3,474,450,000
(2)Details of capital surplus as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Additional paid in capital	₩	25,292	₩	25,292
Other capital surplus	1,806		1,806
Total	₩	27,098	₩	27,098
(3)Details of other components of equity as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Factors for re-measurement of defined benefit liabilities	₩	—	₩	(4)
Foreign currency translation adjustments	4,016		2,479
Total	₩	4,016	₩	2,475
(4)Details of retained earnings as of December 31, 2023 and 2022 are as follows:

	December 31, 2023		December 31, 2022
	(In millions of Korean won)
Unappropriated retained earnings	₩	428,499	₩	296,480
(5)According to the Parent company's Articles of Incorporation, the Parent company may issue 2,000,000 shares of preferred stock without voting rights, and there are no preferred shares issued as of December 31, 2023 and 2022.